Subsequent Events (Details) (USD $) In Millions, unless otherwise specified	1 Months Ended
	Feb. 23, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
Payment of line of credit	$ 20.0
Outstanding balance of line of credit after payment	$ 71	$ 91